Equity	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Equity	Equity
The following table presents our share repurchase programs from January 1, 2019 through June 30, 2020:

Program approval date	Program end date	Authorized amount	Program completion date
February 2019	September 30, 2019	$200,000	July 22, 2019
June 2019	December 31, 2019	200,000	December 5, 2019
November 2019	June 30, 2020	200,000	Expired
January 2020	June 30, 2020	250,000	Expired
During the six months ended June 30, 2020, we repurchased an aggregate of 2,130,509 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $55.06 per ordinary share.
In March 2020, we suspended our share repurchase programs and as of June 30, 2020, these share repurchase programs have expired.
During the six months ended June 30, 2020, we cancelled 3,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with authorizations obtained from the Company’s shareholders.